Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of balance of equity - non-controlling interests

Thousand of Reais	2025	2024

Total	1,379,614	335,447
Rojo Entretenimento S.A.	9,385	11,226
Banco Hyundai Capital	380,036	324,819
Fit Economia de Energia S.A.	(20,682)	(4,382)
América Gestão Serviços em Energia S.A.	3,056	3,784
Santander SBAC II Renda Fixa Curto Prazo	1,007,819	—

Schedule of balance of profit attributable to non-controlling interests

Thousand of Reais	2025	2024

Profit attributable to non-controlling interests	199,088	48,257
Comprising:
Rojo Entretenimento S.A.	682	977
Banco Hyundai Capital	81,814	61,493
Return Capital Gestão de Ativos e Participações S.A.	-	(6,287)
Solution 4Fleet Consultoria Empresarial S.A.	-	416
Fit Economia de Energia S.A.	(13,130)	(7,272)
América Gestão Serviços em Energia S.A.	(1,864)	(1,070)
Santander SBAC II Renda Fixa Curto Prazo	131,586	—

Schedule of changes in the balance of non-controlling interests

	2025	2024	2023
Thousand of Reais
Balance at the beginning of the fiscal year	335,447	403,350	497,342
Incorporation / Acquisition	876,232	(112,710)	(134,214)
Dividends paid / Interest on Capital	-	-	(6,790)
Profit attributable to non-controlling interests	199,088	48,257	49,499
Others	(31,153)	(3,450)	(2,487)
Balance at the end of the fiscal year	1,379,614	335,447	403,350